Share-based Compensation - Summarizes Share-based Compensation Expense by Functions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share-based compensation expense:
Total share-based compensation expense	$ 1,178,100	$ 18,255	$ 1,459,980	$ 28,488
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-based compensation expense:
Total share-based compensation expense	33,267	16,354	58,153	25,370	$ 100,000
Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Share-based compensation expense:
Total share-based compensation expense	$ 1,144,833	$ 1,901	$ 1,401,827	$ 3,118	$ 100,000